Cash and cash equivalents (Details) - EUR (€) € in Millions	Mar. 31, 2026	Dec. 31, 2025	Mar. 31, 2025	Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Cash and cash equivalents	€ 282.5	€ 324.8	€ 329.8	€ 403.3
Cash and cash equivalents per Statement of Cash Flows	€ 282.5	€ 324.8